Supplemental Condensed Consolidating Financial Information	6 Months Ended
Jun. 30, 2014
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Supplemental Condensed Consolidating Financial Information

21. SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

CNH Industrial and certain 100% owned subsidiaries of CNH Industrial (the “Guarantor Subsidiaries”) guarantee the 7.875% Senior Notes issued by Case New Holland Industrial Inc. (formerly known as Case New Holland Inc.) in 2010. As the guarantees are fully unconditional, irrevocable and joint and several with all other guarantees and as the Guarantor Subsidiaries are all 100% owned by CNH Industrial, the Company has included the following condensed consolidating financial information as of June 30, 2014 and December 31, 2013 and for the three and six months ended June 30, 2014 and 2013. The condensed consolidating financial information reflects investments in consolidated subsidiaries on the equity method of accounting. The goodwill and other intangible assets are allocated to reporting units and are primarily reported by the Guarantor Subsidiaries, except for the portion related to Financial Services which is reported by All Other Subsidiaries. It is not practicable to allocate goodwill and other intangibles to the individual Guarantor Subsidiaries and All Other Subsidiaries.

Prior to the Merger, CNH Global was the parent company of Case New Holland Industrial Inc. Effective September 30, 2013, CNH Global, Fiat Industrial and Fiat Netherlands Holdings N.V. (a wholly-owned subsidiary of Fiat Industrial, “Fiat Netherlands”) merged with and into CNH Industrial which succeeded to all of the assets and liabilities of the three companies. Following the Merger, CNH Industrial became the parent company of Case New Holland Industrial Inc. For comparative purposes, the condensed financial statements for the three and six months ended June 30, 2013 have been reclassified to include CNH Global, Fiat Industrial and Fiat Netherlands as part of the parent entity (CNH Industrial).

In an effort to reduce the complexity of the Company’s legal structure and as a part of the Company’s tax planning strategies, CNH Industrial has actively eliminated and transferred legal entities. During the three months ended June 30, 2014, the parent company acquired the assets and operations of a subsidiary related to Agricultural Equipment and Construction Equipment. For comparative purposes, results of prior periods have been restated to include the results and financial position of the subsidiary with the parent entity. These transactions between entities under common control are accounted for at historical cost in accordance with existing accounting guidance. As a consequence, any material future transactions related to CNH Industrial’s legal entity rationalization activities and tax planning strategies may result in a retroactive restatement of the information contained in this note as these transactions are completed.

	Condensed Statements of Operations For the Three Months Ended June 30, 2014
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Total revenues	$592	$3	$3,751	$6,581	$(2,016)	$8,911
Cost and Expenses:
Cost of goods sold	524	—	2,946	5,267	(1,815)	6,922
Selling, general and administrative expenses	28	—	176	548	—	752
Research and development expenses	4	—	107	187	—	298
Restructuring expenses			18	12		30
Interest expense	60	57	33	327	(139)	338
Interest compensation to Financial Services	4	—	58	—	(62)	—
Other, net	7	—	30	49	—	86

	627	57	3,368	6,390	(2,016)	8,426

Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(35)	(54)	383	191	—	485
Income taxes	16	(10)	220	(68)	—	158
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	405	217	114	47	(752)	31

Net income (loss)	354	173	277	306	(752)	358
Net income attributable to noncontrolling interests	—	—	—	4	—	4

Net income (loss) attributable to owners of the parent	$354	$173	$277	$302	$(752)	$354

	Condensed Statements of Comprehensive Income For the Three Months Ended June 30, 2014
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Comprehensive income (loss)	$426	$173	$(328)	$303	$(145)	$429
Comprehensive income attributable to noncontrolling interests	—	—	—	3	—	3

Comprehensive income (loss) attributable to owners of the parent	$426	$173	$(328)	$300	$(145)	$426

	Condensed Statements of Operations For the Six Months Ended June 30, 2014
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Total revenues	$1,114	$5	$6,913	$12,122	$(3,703)	$16,451
Cost and Expenses:
Cost of goods sold	977	—	5,424	9,732	(3,334)	12,799
Selling, general and administrative expenses	55	—	342	1,107	—	1,504
Research and development expenses	8	—	202	345	—	555
Restructuring expenses			20	22		42
Interest expense	105	113	67	622	(258)	649
Interest compensation to Financial Services	7	—	104	—	(111)	—
Other, net	32	—	52	114	—	198

	1,184	113	6,211	11,942	(3,703)	15,747

Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(70)	(108)	702	180	—	704
Income taxes	6	(32)	294	33	—	301
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	530	417	197	91	(1,179)	56

Net income (loss)	454	341	605	238	(1,179)	459
Net income attributable to noncontrolling interests	—	—	—	5	—	5

Net income (loss) attributable to owners of the parent	$454	$341	$605	$233	$(1,179)	$454

	Condensed Statements of Comprehensive Income For the Six Months Ended June 30, 2014
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Comprehensive income (loss)	$546	$341	$295	$326	$(958)	$550
Comprehensive income attributable to noncontrolling interests	—	—	—	4	—	4

Comprehensive income (loss) attributable to owners of the parent	$546	$341	$295	$322	$(958)	$546

	Condensed Balance Sheets As of June 30, 2014
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Assets:
Cash and cash equivalents	$251	$—	$45	$4,319	$—	$4,615
Deposits in subsidiaries’ cash management pools	312	—	3,942	—	(4,254)	—
Receivables	723	818	5,553	36,936	(19,516)	24,514
Inventories, net	269	—	2,019	6,546	—	8,834
Property, plant and equipment, net	78	—	1,229	5,920	—	7,227
Equipment under operating leases	—	—	—	1,234	—	1,234
Investments in unconsolidated subsidiaries and affiliates	254	—	1	390	—	645
Investments in consolidated subsidiaries	11,321	6,705	2,060	585	(20,671)	—
Goodwill and intangibles	5	—	2,768	504	—	3,277
Other	90	55	(2,606)	8,200	(543)	5,196

Total Assets	$13,303	$7,578	$15,011	$64,634	$(44,984)	$55,542

Liabilities and equity:
Debt	$6,120	$4,935	$3,230	$37,134	$(20,080)	$31,339
Trade payables	463	11	2,232	7,309	(2,904)	7,111
Other liabilities	1,632	(165)	315	11,495	(1,329)	11,948
Total equity	5,088	2,797	9,234	8,696	(20,671)	5,144

Total Equity and Liabilities	$13,303	$7,578	$15,011	$64,634	$(44,984)	$55,542

	Condensed Statements of Cash Flow For the Six Months Ended June 30, 2014
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net income (loss)	$454	$341	$605	$238	$(1,179)	$459
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	6	—	100	450	—	556
Other, net	202	(411)	(130)	(2,514)	259	(2,594)

Net cash provided by (used in) operating activities	662	(70)	575	(1,826)	(920)	(1,579)

Investing activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets	(5)	—	(61)	(1,061)	—	(1,127)
Net collections from retail receivables and related securitizations	—	—	—	202	—	202
Withdrawals from (deposits in) subsidiaries’ cash management pools	(59)	—	(440)	—	499	—
Other, net	106		(598)	(180)	1,242	570

Net cash (used in) provided by investing activities	42	—	(1,099)	(1,039)	1,741	(355)

Financing Activities:
Net (decrease) increase in indebtedness	(99)	71	(182)	2,356	(820)	1,326
Dividends paid	(371)	(1)	(292)	(706)	991	(379)
Other, net	6	—	1,004	(12)	(992)	6

Net cash (used in) provided by financing activities	(464)	70	530	1,638	(821)	953

Other, net	6	—	1	22	—	29

Increase (decrease) in cash and cash equivalents	246	—	7	(1,205)	—	(952)
Cash and cash equivalents, beginning of year	5	—	38	5,524	—	5,567

Cash and cash equivalents, end of period	$251	$—	$45	$4,319	$—	$4,615

	Condensed Statements of Operations For the Three Months Ended June 30, 2013
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Total revenues	$547	$3	$3,814	$6,504	$(2,039)	$8,829
Cost and Expenses:
Cost of goods sold	460	—	3,004	5,225	(1,838)	6,851
Selling, general and administrative expenses	34	—	166	565	—	765
Research and development expenses	4	—	108	185	—	297
Restructuring expenses			—	20	—	20
Interest expense	46	70	34	302	(151)	301
Interest compensation to Financial Services	3	—	47	—	(50)	—
Other, net	384	1	(331)	13	—	67

	931	71	3,028	6,310	(2,039)	8,301
Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(384)	(68)	786	194	—	528
Income taxes	3	(26)	147	97	—	221
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	670	278	97	449	(1,453)	41

Net income (loss)	283	236	736	546	(1,453)	348
Net income attributable to noncontrolling interests	—	—	—	65	—	65

Net income (loss) attributable to owners of the parent	$283	$236	$736	$481	$(1,453)	$283

	Condensed Statements of Comprehensive Income For the Three Months Ended June 30, 2013
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Comprehensive income (loss)	$25	$236	$463	$381	$(1,036)	$69
Comprehensive income attributable to noncontrolling interests	—	—	—	44	—	44

Comprehensive income (loss) attributable to owners of the parent	$25	$236	$463	$337	$(1,036)	$25

	Condensed Statements of Operations For the Six Months Ended June 30, 2013
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Total revenues	$1,065	$5	$6,986	$12,134	$(3,810)	$16,380
Cost and Expenses:
Cost of goods sold	894	—	5,529	9,780	(3,438)	12,765
Selling, general and administrative expenses	70	—	332	1,088	—	1,490
Research and development expenses	7	—	206	348	—	561
Restructuring expenses			—	29	—	29
Interest expense	86	139	71	554	(277)	573
Interest compensation to Financial Services	6	—	89	—	(95)	—
Other, net	412		(298)	56	—	170

	1,475	139	5,929	11,855	(3,810)	15,588
Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(410)	(134)	1,057	279	—	792
Income taxes	(7)	(51)	233	184	—	359
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	797	330	181	502	(1,744)	66

Net income (loss)	394	247	1,005	597	(1,744)	499
Net income attributable to noncontrolling interests	—	—	—	105	—	105

Net income (loss) attributable to owners of the parent	$394	$247	$1,005	$492	$(1,744)	$394

	Condensed Statements of Comprehensive Income For the Six Months Ended June 30, 2013
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Comprehensive income (loss)	$233	$247	$1,012	$418	$(1,603)	$307
Comprehensive income attributable to noncontrolling interests	—	—	—	74	—	74

Comprehensive income (loss) attributable to owners of the parent	$233	$247	$1,012	$344	$(1,603)	$233

	Condensed Balance Sheets As of December 31, 2013
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Assets:
Cash and cash equivalents	$5	$—	$38	$5,524	$—	$5,567
Deposits in subsidiaries’ cash management pools	244	—	3,495	—	(3,739)	—
Receivables	638	1,242	5,369	35,328	(19,239)	23,338
Inventories, net	214	—	1,882	5,314	—	7,410
Property, plant and equipment, net	76	—	1,217	5,797	—	7,090
Equipment under operating leases	—	—	—	1,059	—	1,059
Investments in unconsolidated subsidiaries and affiliates	239	—	1	405	—	645
Investments in consolidated subsidiaries	10,489	6,288	1,967	1,144	(19,888)	—
Goodwill and intangibles	5	—	2,758	551	—	3,314
Other	153	29	1,491	4,846	(1,099)	5,420

Total Assets	$12,063	$7,559	$18,218	$59,968	$(43,965)	$53,843

Liabilities and equity:
Debt	$5,321	$4,872	$3,356	$35,775	$(19,458)	$29,866
Trade payables	379	98	2,728	7,612	(3,448)	7,369
Other liabilities	1,462	132	3,906	7,324	(1,171)	11,653
Total equity	4,901	2,457	8,228	9,257	(19,888)	4,955

Total Equity and Liabilities	$12,063	$7,559	$18,218	$59,968	$(43,965)	$53,843

	Condensed Statements of Cash Flow For the Six Months Ended June 30, 2013
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net income (loss)	$394	$247	$1,005	$597	$(1,744)	$499
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	5	—	90	432	—	527
Other, net	(266)	(340)	745	(2,706)	208	(2,359)

Net cash (used in) provided by operating activities	133	(93)	1,840	(1,677)	(1,536)	(1,333)

Investing activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets	(5)	—	(64)	(914)	—	(983)
Net additions to retail receivables and related securitizations	—	—	—	(195)	—	(195)
(Deposits in) withdrawals from subsidiaries’ cash management pools	(376)	—	(973)	—	1,349	—
Other, net	(86)	—	(89)	697	(39)	483

Net cash (used in) provided by investing activities	(467)	—	(1,126)	(412)	1,310	(695)

Financing Activities:
Net increase (decrease) in indebtedness	562	93	(103)	1,359	(543)	1,368
Dividends paid	(361)	—	(597)	(343)	938	(363)
Other, net	29	—	—	135	(169)	(5)

Net cash (used in) provided by financing activities	230	93	(700)	1,151	226	1,000

Other, net	—	—	(1)	(80)	—	(81)

(Decrease) increase in cash and cash equivalents	(104)	—	13	(1,018)	—	(1,109)
Cash and cash equivalents, beginning of year	108	200	28	4,863	—	5,199

Cash and cash equivalents, end of period	$4	$200	$41	$3,845	$—	$4,090